Business Combination (Tables)	12 Months Ended
Sep. 30, 2023
Business Combination [Abstract]
Schedule of Allocation of Purchase Price as of the Date of Acquisition	The allocation of the purchase price as of the date of acquisition is summarized as follow:
HK$
Net liabilities acquired	(1,909,226)
Goodwill	5,445,569
Contingent consideration	(101,231)
Intangible asset	1,874,117
Deferred tax liabilities	(309,229)
Total	5,000,000
The allocation of the purchase price as of the date of acquisition is summarized as follow:
HK$
Net liabilities acquired	(2,314,362)
Goodwill	4,731,390
Contingent consideration	(124,680)
Intangible asset	3,242,697
Deferred tax liabilities	(535,045)
Total	5,000,000